INTANGIBLE ASSETS - Finite-lived intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Maximum
Intangible assets disclosures
Intangible asset useful life	15 years
Business Relationship | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Business Relationship | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Technology | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Technology | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Others | Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Others | Maximum
Intangible assets disclosures
Intangible asset useful life	15 years